Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Provision

(in millions)	2011	2010	2009
Current tax provision	$9.8	$39.0	$26.8
Deferred tax provision (benefit) related to:
Future tax deductions	9.4	(2.8)	(1.9)
Valuation allowance change	0.8	(1.0)	(1.0)

Income tax provision	$20.0	$35.2	$23.9

Schedule Of Pre-Tax (Loss) Income And Effective Income Tax Rate

(in millions)	2011		2010		2009
	Pre-tax	Effective Tax	Pre-tax	Effective Tax	Pre-tax	Effective Tax
	income (loss)	Rate	income (loss)	Rate	income (loss)	Rate
Bermuda	$(129.8)	0.0%	$6.2	0.0%	$53.9	0.0%
United States	99.6	28.4%	125.3	29.9%	87.3	20.6%
United Kingdom	(27.3)	29.5%	(9.4)	38.9%	(2.3)	79.2%
Belgium	0.3	20.7%	0.2	49.2%	0.4	27.2%
Brazil	(4.1)	0.0%	(0.3)	0.0%	n/a	n/a
Dubai	0.1	0.0%	n/a	n/a	n/a	n/a
Ireland (1)	(0.3)	5.0%	(0.1)	5.0%	(0.2)	5.0%
Malta	(0.4)	0.0%	n/a	n/a	n/a	n/a
Switzerland	0.0 (2)	37.3%	0.0 (2)	22.7%	n/a	n/a

Pre-tax (loss) income	$(61.9)		$121.9		$139.1

(1)	Effective tax rate of 5 percent on intercompany dividends of $26.3 million and $152.6 million for the years ended December 31, 2010 and 2009, respectively. Dividends eliminated in consolidation.
(2)	Pre-tax income for the respective year was less than $0.1 million.

Reconciliation Of The Difference Between The Provision For Income Taxes And The Expected Tax Provision At The Weighted Average Tax Rate

(in millions)	2011	2010	2009
Income tax provision at expected rate	$26.0	$42.6	$37.5
Tax effect of:
Tax-exempt interest	(5.8)	(6.1)	(7.3)
Dividends received deduction	(1.6)	(1.4)	(1.4)
Valuation allowance change	0.8	(1.0)	(1.0)
Other permanent adjustments, net	0.3	0.9	0.7
Adjustment for prior year tax return	1.6	1.2	0.0
United States state tax benefit	(0.3)	0.0	(3.5)
Foreign tax credits	0.0	0.0	(0.7)
Other foreign adjustments	0.1	0.2	0.2
Prior year foreign taxes recovered	(0.6)	(0.7)	0.0
Rate adjustment on loss carrybacks	(0.4)	0.0	0.0
Deferred tax rate reduction	(0.4)	(0.1)	0.0
Foreign exchange adjustments	0.3	(0.4)	(0.6)

Income tax provision	$20.0	$35.2	$23.9

Income tax (benefit) provision - Foreign	$(8.0)	$(2.2)	$5.9
Income tax provision - United States Federal	28.5	37.3	23.3
Income tax (benefit) provision - United States State	(0.5)	0.1	(5.3)

Income tax provision	$20.0	$35.2	$23.9

Schedule Of Deferred Tax Assets And Liabilities

(in millions)	2011	2010	2009
Deferred tax asset:
Unrealized losses on fixed maturities and other investment securities	$0.0	$0.4	$0.8
Losses and loss adjustment expense reserve discounting	40.1	41.9	42.3
Unearned premiums	22.6	23.8	28.9
Capital loss carryforward	31.7	32.7	33.6
Allowance for bad debt	2.9	6.3	3.3
Accrual for contingent commissions	1.3	0.7	0.0
Net operating loss carryforward	19.7	19.7	18.7
Impairment of investment values	8.7	11.5	18.9
United States amortization of intangible assets	3.8	1.3	2.0
Accrued vacation	2.1	1.9	1.2
Stock option expense	4.2	4.4	4.4
United Kingdom interest	1.0	1.0	1.9
United Kingdom underwriting profits	0.0	0.5	0.0
Brazil operating losses	1.8	0.1	0.0
Malta operating losses	0.1	0.0	0.0
Other	3.8	7.8	9.3

Deferred tax asset, gross	143.8	154.0	165.3

Deferred tax liability:
Unrealized gains on equity securities	(39.8)	(31.4)	(29.9)
Unrealized gains on fixed maturities and other investment securities	(38.1)	(40.8)	(22.0)
Deferred acquisition costs	(19.1)	(20.1)	(24.1)
United States amortization of intangible assets	(3.0)	0.0	(0.4)
United Kingdom underwriting losses	(1.6)	0.0	(8.8)
United Kingdom amortization of intangible assets	(4.8)	(5.9)	(6.8)
United States state tax	(0.5)	(0.6)	(0.7)
Other	(5.0)	(8.0)	(5.9)

Deferred tax liability, gross	(111.9)	(106.8)	(98.6)

Deferred tax asset, net before valuation allowance	31.9	47.2	66.7
Valuation allowance	(50.4)	(49.6)	(49.5)

Deferred tax (liability) asset, net	$(18.5)	$(2.4)	$17.2

Net deferred tax (liability) asset - Foreign	$(5.0)	$(4.0)	$(13.0)
Net deferred tax (liability) asset - United States	(13.5)	1.6	30.2

Deferred tax (liability) asset, net	$(18.5)	$(2.4)	$17.2